Stock-based and Long-Term Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	0	0	0
Outstanding options, intrinsic value	$ 0
Exercisable options, intrinsic value	$ 0
Options outstanding, weighted average remaining contractual term	6 months
Options exercisable, weighted average remaining contractual term	6 months
Compensation cost related to unvested stock options, to be recognized next twelve months	$ 0
Restricted Stock | Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding restricted stock awards (in shares)	0
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized	$ 917,000
Compensation cost not yet recognized, period for recognition	2 years 3 months
Phantom Units | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Granted (in shares)	307,697
Accrued estimated vested value	$ 39,000
Phantom Units | 2017 Plan | Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.00%
Phantom Units | 2017 Plan | Year One Following Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.00%
Phantom Units | 2017 Plan | Year Two Following Grant Date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.00%
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	5 years
Award vesting period	2 years
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	7 years
Award vesting period	4 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years